INVENTORIES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 0	$ 360,569
Finished goods	1,309,830	1,023,436
Installation projects in process	272,671	865,618
Inventory, net	$ 1,582,501	$ 2,249,623